(LOSSES) GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other financial items, net:
Losses on derivative instruments	$ (52,423)	$ (38,044)	$ (30,541)
Foreign exchange loss on operations	(3,221)	(902)	(1,997)
Financing arrangement fees and other costs	(2,138)	(5,735)	(244)
Amortization of debt guarantee (note 25)	4,111	1,242	861
Other	(304)	(127)	(101)
Other financial items	(1,552)	(5,522)	(1,481)
Interest rate swap
Other financial items, net:
Losses on derivative instruments	(38,601)	(16,485)	604
Interest (expense)/income on undesignated interest rate swaps (note 24)	(6,215)	6,351	8,069
Equity Contract
Other financial items, net:
Losses on derivative instruments	(5,051)	(30,478)	(30,663)
Currency swap
Other financial items, net:
Losses on derivative instruments	(2,556)	2,568	(1,151)
Earn-Out Units
Other financial items, net:
Losses on derivative instruments	$ 0	$ 0	$ (7,400)